Selected Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Information (Unaudited)
Selected Quarterly Information — (Unaudited)
A summary of selected quarterly information follows (in thousands, except per share amounts):

	Three Months Ended
Year Ended December 31, 2015	March 31	June 30	September 30	December 31
Service revenues	$20,080	$23,323	$53,515	$63,562
Product revenues	20,498	13,472	13,159	13,904
Total net revenues	40,578	36,795	66,674	77,466
Gross profit (loss)	(15,788)	(10,135)	11,108	22,818
Income (loss) from operations	(46,689)	(40,689)	(12,874)	(380)
Interest expense, net	(4,625)	(4,607)	(4,854)	(4,667)
Other income (expense)	(3,219)	101,600	(346)	240
Income tax expense	983	532	2,082	447
Net (income) loss attributable to noncontrolling interests	252	297	(227)	(290)
Net income (loss) applicable to ION	$(55,264)	$56,069	$(20,383)	$(5,544)
Net income (loss) per share:
Basic	$(5.04)	$5.11	$(1.86)	$(0.51)
Diluted	$(5.04)	$5.11	$(1.86)	$(0.51)

	Three Months Ended
Year Ended December 31, 2014	March 31	June 30	September 30	December 31
Service revenues	$110,696	$89,767	$71,923	$112,552
Product revenues	34,002	31,713	34,617	24,288
Total net revenues	144,698	121,480	106,540	136,840
Gross profit (loss)	56,854	38,228	29,223	(62,082)
Income (loss) from operations	19,671	3,785	(5,349)	(136,036)
Interest expense, net	(4,797)	(4,934)	(5,048)	(4,603)
Equity in losses of Investments	(1,688)	(1,781)	(5,558)	(40,458)
Other income (expense)	68,526	6,066	(622)	5,890
Income tax expense	5,263	653	8,345	6,321
Net (income) loss attributable to noncontrolling interests	(470)	(1,295)	381	650
Net income (loss) applicable to ION	$75,979	$1,188	$(24,541)	$(180,878)
Net income (loss) per share:
Basic	$6.96	$0.11	$(2.24)	$(16.51)
Diluted	$6.95	$0.11	$(2.24)	$(16.51)